                             ALLOCATOR 2000 ANNUITY
                     ACACIA NATIONAL LIFE INSURANCE COMPANY
                   Supplement to Prospectus dated May 1, 1999

The PORTFOLIO ANNUAL EXPENSES chart at page 6 of the prospectus is corrected so that expenses and footnotes are as follows:

                           PORTFOLIO ANNUAL EXPENSES
          (EXPRESSED AS A PERCENTAGE OF NET ASSETS OF EACH PORTFOLIO)

                                                                                     OTHER               TOTAL PORTFOLIO
                 PORTFOLIO                           MANAGEMENT FEES                EXPENSES             ANNUAL EXPENSES
________________________________________________________________________________________________________________________
Alger American Growth Portfolio                           0.75%                        0.04%                   0.79%

Alger American MidCap Growth Portfolio                    0.80%                        0.04%                   0.84%

Alger American Small Capitalization Portfolio             0.85%                        0.04%                   0.89%

Calvert Social Money Market Portfolio                     0.50%                        0.16%                   0.66%1

Calvert Social Small Cap Growth Portfolio                 1.00%                        0.33%                   1.33%1

Calvert Social Mid Cap Growth Portfolio                   0.90%                        0.16%                   1.06%1

Calvert Social International Equity Portfolio             1.10%                        0.70%                   1.80%2

Calvert Social Balanced Portfolio                         0.70%                        0.18%                   0.88%1

Dreyfus Stock Index Fund                                  0.25%                        0.01%                   0.26%

Neuberger Berman Advisers Mnagement Trust Limited
   Maturity Bond Portfolio                                0.65%                        0.11%                   0.76%

Neuberger Berman Advisers Management Trust Portfolio      0.83%                        0.09%                   0.92%

Oppenheimer Aggressive Growth Fund/VA                     0.69%                        0.02%                   0.71%

Oppenheimer Capital Appreciation Fund/VA                  0.72%                        0.03%                   0.75%

Oppenheimer Main Street Growth & Income Fund/VA           0.74%                        0.05%                   0.79%

Oppenheimer High Income Fund/VA                           0.74%                        0.04%                   0.78%

Oppenheimer Strategic Bond Fund/VA                        0.74%                        0.06%                   0.80%

Strong International Stock Fund II                        1.00%                        0.62%                   1.62%

Strong Discovery Fund II                                  1.00%                        0.23%                   1.23%

Van Eck Worldwide Hard Assets Fund                        1.00%                        0.20%                   1.20%3


_________________________

     1 The figures are based on expenses for fiscal year 1998, and have been restated to reflect the elimintation of the performance adjustment in CVS Balanced and Mid Cap Portfolios. The restatement includes the addition of 0.01% to both portfolios.

     2 Total expenses are presented net of expense waivers and reimbursements. For the CVS International Equity Portfolio, total expenses are 1.65% and expenses reimbursed 0.15% therefore gross expenses are 1.80%. There were no expense waivers or reimbursements in any other CVS Portfolios.

     "Other Expenses" reflect an indirect fee. Net fund operating expenses after reductions for fees paid indirectly (again restated for CVS Balanced and Mid
Cap) would be 0.86% for CVS Balanced, 1.01% for CVS Mid Cap, 0.63% for CVS Money Market, 1.56% for CVS International Equity and 1.12% for CVS Small Cap.

     3 Expense is reduced to 1.16 by the directed brokerage and custodian fee arrangement.


Supplement dated December 17, 1999, incorporating, in part, supplements dated June 15, 1999 and June 23, 1999.